Short-Term Deposits	12 Months Ended
Dec. 31, 2017
Short-Term Deposits [Abstract]
SHORT-TERM DEPOSITS
NOTE 6:-	SHORT-TERM DEPOSITS
Short-term bank deposits bore an interest between 0.1%-1.59% as of December 31, 2016.